Note 3 - Cash, Cash Equivalents - Schedule of Cash, Cash Equivalents and Term Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash at bank and on hand	$ 55,180	$ 30,395
Term deposit (less than 90 days)	75,000	130,000
Cash and cash equivalents	$ 130,180	$ 160,395	$ 83,347
Bottom of range [member]
Statement Line Items [Line Items]
Cash at bank and on hand, interest rate	0.00%
Term deposit (less than 90 days)	2.54%
Top of range [member]
Statement Line Items [Line Items]
Cash at bank and on hand, interest rate	2.53%
Term deposit (less than 90 days)	2.69%